Supplement dated March 14, 2014
to the Classes A, C, J, and P Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(as supplemented on January 2, 2014, February 7, 2014, and March 7, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Bond Market Index Fund [Member]
BOND MARKET INDEX FUND
Delete the Annual Fund Operating Expenses table and substitute:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PFI Prospectus - Class A, C, J, P [Member] Bond Market Index Fund [Member] Bond Market Index Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.25%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):		0.27%
Expenses (as a percentage of Assets)		0.77%
Fee Waiver or Reimbursement	[2]	(0.01%)
Net Expenses (as a percentage of Assets)		0.76%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2013, Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The limit will maintain the level of Distribution Fees not to exceed 0.24%. It is expected that the fee waiver will continue through the period ending December 31, 2014; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

Preferred Securities Fund [Member]
PREFERRED SECURITIES FUND
Delete the Annual Fund Operating Expenses table and footnotes and substitute:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PFI Prospectus - Class A, C, J, P [Member] Preferred Securities Fund [Member]	Preferred Securities Fund, Class A [Member]	Preferred Securities Fund, Class C [Member]	Preferred Securities Fund, Class J [Member]		Preferred Securities Fund, Class P [Member]
Management Fees (as a percentage of Assets)	0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.12%	0.11%	0.32%		0.15%
Expenses (as a percentage of Assets)	1.07%	1.81%	1.27%		0.85%
Fee Waiver or Reimbursement			(0.01%)	[2]	none	[3]
Net Expenses (as a percentage of Assets)	1.07%	1.81%	1.26%		0.85%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2013, Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The limit will maintain the level of Distribution Fees not to exceed 0.24%. It is expected that the fee waiver will continue through the period ending December 31, 2014; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending December 31, 2014; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Delete the last sentence of the first paragraph under Principal Investment Strategies and substitute:
The Fund also invests up to 25% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

Delete the last paragraph in the Performance section and substitute:
In the Average Annual Total Returns table, delete the index information and substitute:
Average Annual Total Returns PFI Prospectus - Class A, C, J, P [Member] Preferred Securities Fund [Member]	Label	1 Year	5 Years	10 Years
BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.60%	3.83%	3.00%
BofA Merrill Lynch U.S. Capital Securities Index [Member]	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	21.30%	6.97%	6.07%
Barclays U.S. Tier I Capital Securities Index [Member]	Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	21.88%	6.55%	5.65%
Preferreds Blended Index [Member]	Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	17.68%	5.19%	4.14%

Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are 50% BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays U.S. Tier I Capital Securities Index. Effective January 1, 2014, the weightings for the Preferreds Blended Index changed to the following: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.